Filed pursuant to Rule 497

File No. 333-175624

Prospectus

Maximum Offering of 150,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 1 dated July 24, 2012

to

Prospectus dated April 16, 2012

This Supplement No. 1 contains information which amends, supplements or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”), dated April 16, 2012 (the “Prospectus”).

You should carefully consider the “Risk Factors” beginning on page 25 of the Prospectus before you decide to invest.

Status of Our Offering and Investment Activity

On April 16, 2012, our registration statement on Form N-2 (SEC File No. 333-175624) was declared effective by the SEC. As disclosed in the Prospectus, the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC in exchange for gross proceeds of $10 million occurred immediately following the effectiveness of our registration statement. As a result, we broke escrow and commenced operations on April 17, 2012. Since commencing operations, we have combined proceeds, as well as a modest amount of leverage through a prime brokerage account with Barclays Capital Inc., to invest $11.7 million across 16 transactions, the details of which are listed below.

Company	Sector	Security Type	Maturity	Interest Rate*	Principal Amount ($’MM)
Camp Systems International, Inc.	Aerospace	Second Lien Term Loan	11/8/2019	10.00%	$0.50
EarthLink, Inc.	Communications	Senior Secured Note	4/1/2016	10.50%	1.00
Green Field Energy Services, Inc.	Oil & Gas	Senior Secured Note	11/15/2016	13.00%	0.50
IDQ Holdings, Inc.	Automotive	Senior Secured Note	4/1/2017	11.50%	1.00
Integra Telecom, Inc.	Communications	Senior Secured Note	4/15/2016	10.75%	0.75
Fifth and Pacific Companies	Retail	Senior Secured Note	8/31/2019	10.50%	0.50
Maxim Crane Works Holdings, Inc.	Industrial	Senior Secured Note	4/15/2015	12.25%	1.00
Mohegan Tribal Gaming Authority	Gaming	Senior Secured Note	11/1/2017	11.50%	1.00
Satmex Mexicanos, S.A. de C.V.	Communications	Senior Secured Note	5/15/2017	9.50%	1.00
Securus Technologies, Inc.	Communications	Second Lien Term Loan	5/31/2018	10.75%	0.50
Tempel Steel Company	Industrial	Senior Secured Note	8/15/2016	12.00%	1.00
The Great Atlantic & Pacific Tea Company	Retail	First Lien Term Loan	3/13/2017	11.00%	0.95
Tower International, Inc.	Automotive	Senior Secured Note	9/1/2017	10.63%	0.50
Travelport LLC	Business Services	Second Lien Term Loan	11/22/2015	11.00%	0.50
WeLocalize, Inc.	Business Services	First Lien Term Loan	11/19/2015	10.00%	0.47
WeLocalize, Inc.	Business Services	First Lien Term Loan	11/19/2015	12.25%	0.53
Total					11.70

* Based on a 3-Month Libor rate at market close on 05/11/12 of 0.47.

Distributions

On June 8, 2012, our board of directors declared a series of semi-monthly distributions for the months of July, August and September of $0.03333 per share. These distributions represent an annualized yield of 8.0% based on the Company’s offering price of $10.00 per share. The determination of the tax attributes (i.e., paid from ordinary income, paid from net capital gains on the sale of securities, and/or a return of paid-in-capital surplus which is a nontaxable distribution) of the Company’s distributions is made annually as of the end of the Company’s fiscal year based upon its taxable income for the full year and distributions paid for the full year. Stockholders of record as of each respective record date will be entitled to receive the distribution. Below are the details for each respective distribution;

Amount	Record Date	Payment Date

$0.03333	July 13, 2012	August 1, 2012
$0.03333	July 31, 2012	August 1, 2012
$0.03333	August 15, 2012	September 4, 2012
$0.03333	August 31, 2012	September 4, 2012
$0.03333	September 14, 2012	October 1, 2012
$0.03333	September 28, 2012	October 1, 2012

Prospectus Summary

This supplement adds the following language to the end of the first sentence on page 8 of the Prospectus under the heading, “Prospectus Summary—Estimated Use of Proceeds”:

“although we have not established limits on the use of proceeds nor have we established a limit on the amount of offering proceeds we may use for distributions”

Risk Factors

This supplement deletes the first sentence from the risk factor entitled, “[W]e may not be able to pay you distributions or be able to sustain them once we begin declaring distributions, and our distributions may not grow over time[.]” on page 26 of the Prospectus. The deleted language is set forth below:

“Subject to our board of directors’ discretion and applicable legal restrictions, we expect to authorize and pay distributions monthly beginning no later than the first calendar quarter after the month in which the minimum offering requirement is met. However,”

This risk factor now reads as follows:

“We may not be able to pay you distributions or be able to sustain them once we begin declaring distributions, and our distributions may not grow over time.

We cannot assure you that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by the impact of the risks described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to us as a BDC may limit our ability to pay distributions. As a result, we cannot assure you that we will pay distributions to our stockholders in the future.”

This supplement deletes the first sentence from the risk factor entitled, “[O]ur distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from our offering. We have not established any limit on the extent to which we may use borrowings, if any, or proceeds from this offering to fund distributions, which may reduce the amount of capital we ultimately invest in assets[.]” on page 26 of the Prospectus. The deleted language is set forth below:

“We expect to pay these distributions out of assets legally available for distribution.”

This risk factor now reads as follows:

“Our distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from our offering. We have not established any limit on the extent to which we may use borrowings, if any, or proceeds from this offering to fund distributions, which may reduce the amount of capital we ultimately invest in assets.

In the event that we encounter delays in locating suitable investment opportunities, we may pay our distributions from the proceeds of this offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your shares. Distributions from the proceeds of this offering or from borrowings also could reduce the amount of capital we ultimately invest in portfolio companies. Accordingly, stockholders who receive the payment of a dividend or other distribution from us should not assume that such dividend or other distribution is the result of a net profit earned by us.”

This supplement deletes and adds language, as set forth below, from the risk factor entitled, “[T]he time and resources that individuals associated with SIC Advisors devote to us may be diverted, and we may face additional competition due to the fact that SIC Advisors is not prohibited from raising money for or managing another entity that makes the same types of investments that we target[.]” on page 30 of the Prospectus:

The following language has been deleted from the second sentence of the risk factor:

“As a result,”

The following language has been added as the third sentence of the risk factor:

“As a result of these competing demands on their time and the fact that they may engage in other business activities on behalf of themselves and others, these individuals face conflicts of interest in allocating their time. These conflicts of interest could result in declines in the returns on our investments and the value of your investment.”

This risk factor now reads as follows:

“The time and resources that individuals associated with SIC Advisors devote to us may be diverted, and we may face additional competition due to the fact that SIC Advisors is not prohibited from raising money for or managing another entity that makes the same types of investments that we target.

SIC Advisors is not prohibited from raising money for and managing future investment entities that make the same types of investments as those we target. The time and resources that our Advisor devotes to us may be diverted, and during times of intense activity in other programs it may devote less time and resources to our business than is necessary or appropriate. As a result of these competing demands on their time and the fact that they may engage in other business activities on behalf of themselves and others, these individuals face conflicts of interest in allocating their time. These conflicts of interest could result in declines in the returns on our investments and the value of your investment. In addition, we may compete with any such investment entity for the same investors and investment opportunities. While we may co-invest with such investment entities to the extent permitted by the 1940 Act and the rules and regulations thereunder, the 1940 Act imposes significant limits on co-investment. As a result, we and our Advisor may apply for exemptive relief from the SEC under the 1940 Act, which, if granted, would allow additional latitude to co-invest. However, there is no assurance that we will obtain such relief. In the event the SEC does not grant us relief, we will be limited in our ability to invest in certain portfolio companies in which the Advisor or any of its respective affiliates are investing or are invested. Even if we are able to obtain exemptive relief, we will be unable to participate in certain transactions originated by the Advisor or its respective affiliates prior to receipt of such relief. Affiliates of SIC Advisors, whose primary business includes the origination of investments, engage in investment advisory businesses with accounts that compete with us. Affiliates of SIC Advisors have no obligation to make their originated investment opportunities available to us.”

Indemnification of Our Advisor

This supplement adds the following sentence to the end of the last paragraph on page 81 of the Prospectus under the heading, “Investment Advisory Agreement and Fees—Indemnification of Our Advisor”:

“The Investment Advisory Agreement further provides that SIC Advisors and its officers, directors, persons associated with SIC Advisors, stockholders (and owners of the stockholders), controlling persons and agents are not entitled to indemnification for any liability or loss suffered by them, nor will they be held harmless for any loss or liability suffered by us, unless (i) SIC Advisors has determined, in good faith, that the course of conduct which caused the loss or liability was in our best interests; (ii) SIC Advisors was acting on behalf of or performing services for us; (iii) such liability or loss was not the result of misconduct or negligence by SIC Advisors; and (iv) such indemnification or agreement to hold harmless is recoverable only out of our net assets and not from stockholders.”

Certain Relationships and Related Party Transactions

This supplement adds the following language as the penultimate sentence of the second paragraph on page 83 of the Prospectus under the section entitled “Certain Relationships and Related Party Transactions”:

“In addition, we believe that SIC Advisors and its affiliates have sufficient professionals to fully discharge their responsibilities to the affiliates of SIC Advisors and to us in accordance with SIC Advisors’ fiduciary duty to us.”

Certain Relationships and Related Party Transactions

Distributions

Discussion of the Company’s Expected Operating Plans

This supplement amends the Prospectus by adding the language below as a new section entitled, “Certain Relationships and Related Party Transactions—Expense Support and Reimbursement Agreement” as the seventh paragraph on page 84 of the Prospectus, as the second paragraph of the section entitled, “Distributions” on page 88 of the Prospectus and as a new section entitled, “Discussion of Expected Operating Plans—Expense Support and Reimbursement Agreement” at the bottom of page 90 of the Prospectus.

On June 29, 2012, we entered into an Expense Support and Reimbursement Agreement (the “Expense Support Agreement”) with SIC Advisors. Pursuant to the Expense Support Agreement, SIC Advisors has agreed to reimburse us for operating expenses in an amount equal to the difference between our distributions paid to stockholders in each month, less the sum of our net investment income, our net realized capital gains and dividends paid to us from our portfolio companies during such period. The terms of the Expense Support Agreement commenced as of the date that our registration statement on Form N-2 (File No. 333-175624) was declared effective by the SEC and continues monthly thereafter until December 31, 2012, which monthly continuance and final termination date may be extended by mutual agreement between us and SIC Advisors.

Pursuant to the Expense Support Agreement, we will have a conditional obligation to reimburse SIC Advisors for any amounts funded by SIC Advisors under the Expense Support Agreement if (and only to the extent that), during any fiscal quarter occurring within three years of the date on which SIC Advisors funded such amount, the sum of our net investment income, net capital gains and the amount of any dividends and other distributions paid to us from our portfolio companies (to the extent not included in net investment income or net capital gains for tax purposes) exceeds the distributions paid by us to stockholders. The specific amount of any such reimbursement will be equal to the lesser of (i) the amount by which the sum of our net investment income, net capital gains and the amount of any dividends and other distributions paid to us from our portfolio companies (to the extent not included in net investment income or net capital gains for tax purposes) exceeds the cumulative distributions paid to our stockholders in such calendar quarter and (ii) the aggregate amount of all payments made by SIC Advisors to us pursuant to the Expense Support Agreement within three years prior to the last business day of such calendar quarter that have not been previously reimbursed by us to SIC Advisors.

Either we or SIC Advisors may terminate the Expense Support Agreement at any time, except that if SIC Advisors terminates the agreement, it may not terminate its obligations to provide expense support payments after the commencement of any monthly period. If the we terminate the investment advisory agreement with SIC Advisors, we will be required to repay SIC Advisors all expense support payments made by SIC Advisors within three years of the date of termination.

Suitability Standards

This supplement adds the following state suitability standards to page 108 of the Prospectus:

Alabama—In addition to the suitability standards noted above, the Alabama Securities Commission requires that this investment will only be sold to Alabama residents who represent that they have a liquid net worth of at least 10 times their investment in this program and other similar programs.

Kentucky—In addition to the suitability standards noted above, a Kentucky investor must have (i) either gross annual income of at least $85,000 and a minimum net worth of $85,000 (as defined in the NASAA Omnibus Guideline), or (ii) a minimum net worth alone of $300,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth in these securities.

Massachusetts—In addition to the suitability standards noted above, the Massachusetts Securities Division recommends that an investor’s aggregate investment in this offering and similar offerings, including direct participation investments, not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Nebraska—In addition to the suitability standards noted above, a Nebraska investor must have either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000. In addition, a Nebraska investor may not invest more than 10% of his or her net worth in this offering.

New Jersey—In addition to the suitability standards noted above, the New Jersey Bureau of Securities recommends that an investor’s aggregate investment in this offering and similar offerings not exceed 10% of the investor’s liquid net worth. For this purpose “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents in readily marketable securities.

New Mexico—In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

North Dakota—In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

Oklahoma—In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in the Company to 10% of his or her net worth (excluding home, furnishings, and automobiles.)

Texas—In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles.

Available Information

This supplement adds the following language to the end of the first paragraph on page 132 under the heading, “Available Information”:

“Any stockholder and its designated representative are permitted access to our records to which it is entitled under applicable law at all reasonable times, and may inspect and copy any of them for a reasonable charge. Please see our charter and bylaws for additional information regarding stockholders’ right to access our records.”

Form of Subscription Agreement

This supplement replaces in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus.

Multi-Product Subscription Agreement

This supplement adds a Multi-Product Subscription Agreement as Appendix B to Prospectus.

INVESTOR INSTRUCTIONS

Please follow these instructions carefully. Failure to do so could result in the rejection of your subscription.

1. Investment

PLEASE NOTE: We do not accept money orders, traveler’s checks, starter checks, foreign checks, counter checks, third-party checks or cash.

Generally, you must initially invest at least $2,000 ($2500 for TN) in our shares to be eligible to participate in this offering. In order to satisfy this minimum purchase requirement, unless otherwise prohibited by state law, a husband and wife may jointly contribute funds from their separate IRAs, provided that each such contribution is made in increments of $100. You should note that an investment in our shares will not, in itself, create a retirement plan and that, in order to create a retirement plan, you must comply with all applicable provisions of the Code. If you have satisfied the applicable minimum purchase requirement, any additional purchase must be in increments of $500. The investment minimum for subsequent purchases does not apply to shares purchased pursuant to our distribution reinvestment plan.

2. Account Type—Check One Box Only

Please check the appropriate box to indicate the account type of the subscription.

3. Investor Information—SSN or TIN Required

You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner.

Enter the name(s), mailing address and telephone numbers of the registered owner of the investment. Partnerships, corporations and other organizations should include the name of an individual to whom correspondence should be addressed. Non-resident aliens must also supply IRS form W-8BEN.

All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9, you are certifying that this number is correct.

4. Investment Title—SSN or TIN Required

All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9, you are certifying that this number is correct.

Please print the exact name(s) in which shares are to be registered. Include the trust/entity name, if applicable. If the account is Qualified, include the names and taxpayer identification numbers of the investor and the custodian or trustee.

5. Custodian/ Trustee Information

Make checks payable to the custodian and send ALL paperwork directly to the custodian.

If you wish to purchase shares through an IRA, and need an IRA account, State Street Bank has agreed to serve as IRA custodian for such purpose. Sierra Income Corporation will pay the first-year annual IRA maintenance fees of such accounts with State Street Bank. Thereafter, investors will be responsible for the annual IRA maintenance fees. Further information about custodial services is available through your broker or our dealer manager.

Complete this section if the registered owner of the investment will be a Custodian Plan or Trust.

The Sierra Income Corporation name and logo are registered trademarks being used under license.	Over Please

6. Distribution Information (Choose one or more of the following options)

PLEASE NOTE: If you elect to participate in the Distribution Reinvestment Plan, you must agree that if at any time you cannot make the investor representations or warranties set forth in the Prospectus of the Subscription Agreement relating to such investment, you must promptly notify Sierra Income Corporation in writing of that fact.

Complete this section to enroll in the Distribution Reinvestment Plan, to elect to receive distributions by direct deposit and/or to elect to receive distributions by check. If you elect direct deposit, you must attach a voided check with this completed Subscription Agreement. If you choose to enroll in the DRP, all of your distributions will be reinvested through the Distribution Reinvestment Plan. (If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian’s approval.)

7. Broker—Dealer and Registered Representative Information

PLEASE NOTE: The Broker-Dealer or Registered Investment Advisor must complete and sign this section of the Subscription Agreement. All Fields are Mandatory.

Required Representations: By signing Section 7, the registered representative of the Broker-Dealer or Registered Investment Advisor confirms on behalf of the Broker-Dealer that he or she:

•	has reasonable grounds to believe the information and representations concerning the investor identified herein are true, correct, and complete in all respects;

•	has discussed the investor’s prospective purchase of shares with such investor;

•

has advised such investor of all pertinent facts with regard to the lack of liquidity and marketability of the shares and other fundamental risks related to the investment in the shares, the restrictions on transfer of the shares and the risk that the investor could lose his or her entire investment in the shares;

•	has delivered to the investor the Prospectus required to be delivered in connection with this subscription;

•	has reasonable grounds to believe the investor is purchasing these shares for the account referenced in Section 4, and

•

has reasonable grounds to believe the purchase of shares is a suitable investment for such investor, and such investor meets the suitability standards applicable to the investor set forth in the Prospectus and such investor is in a financial position to enable the investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto.

In addition, the registered representative of the Broker-Dealer or Registered Investment Advisor represents that he or she and the Broker-Dealer, (i) are duly licensed and may lawfully offer and sell the shares in the state where the investment was made and in the state designated as the investor’s legal residence in Section 3; and (ii) agree to maintain records of the information used to determine that an investment in shares is suitable and appropriate for the investor for a period of six years.

8. Electronic Delivery (Optional)

Instead of receiving paper copies of this Prospectus, our Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from Sierra Income Corporation If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing the Subscription Agreement in section 8, you acknowledge and agree that you will not receive paper copies of any stockholder communications unless (i) you notify Sierra Income Corporation that you are revoking this election with respect to all stockholder communications or (ii) you specifically request that Sierra Income Corporation send a paper copy of a particular stockholder communications to you. Sierra Income Corporation has advised you that you have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. You also understand that you have the right to request a paper copy of any stockholder communication. By electing electronic delivery, you understand that you may incur certain costs associated with spending time online and downloading and printing stockholder communications and you may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair your timely receipt of or access to stockholder communications.

9. Subscriber Signatures

Please separately initial each of the representations in paragraph (1) through (5). If an Alabama resident you must also initial paragraph (6), if an Iowa resident you must also initial paragraph (7), if a Kansas resident you must also initial paragraph (8), if a Kentucky resident you must also initial paragraph (9), if a Maine resident you must also initial paragraph (10), if a Massachusetts resident you must also initial paragraph (11), if a Nebraska resident you must also initial paragraph (12), if a New Jersey resident you must also initial paragraph (13), if a New Mexico resident you must also initial paragraph (14), if a North Dakota resident you must also initial paragraph (15), if an Oklahoma resident you must also initial paragraph (16), if an Oregon resident you must also initial paragraph (17) and if a Texas resident you must also initial paragraph (18). Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

Please refer to the Prospectus under “Suitability Standards” to verify that you meet the minimum suitability standards imposed by the state of your primary residence.

By signing this Subscription Agreement, you agree to provide the information in Section 9 of the agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

PLEASE NOTE: Only original, completed copies of the Subscription Agreement can be accepted. We cannot accept photocopied or otherwise duplicated Subscription Agreements.

The Subscription Agreement, together with a check made payable to “UMB Bank, N.A., as Agent for Sierra Income Corporation” for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

Regular Mail	Overnight Mail	Payments may be wired to:
Investment Processing Department	Investment Processing Department	UMB Bank, N.A., as Agent for
c/o DST Systems, Inc.	c/o DST Systems, Inc.	Sierra Income Corporation
P.O. Box 219731	430 W. 7th Street	1010 Grand Boulevard, 4th Floor
Kansas City, MO 64121-9731	Kansas City, MO 64105	Kansas City, MO 64106
Toll Free: 877.907.1148	Toll Free: 877.907.1148	ABA #: 101000695
Account #: 9871976289
FAO: (Include Account Title)

7/12	SI0018-B

SUBSCRIPTION AGREEMENT

1. Investment

Amount of Subscription:	State of Sale:

Minimum Initial Investment is $2,000 ($2500 for TN).

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

Payment will be made with:	☐ Enclosed Check	☐ Funds Wired	☐ Funds to Follow

2. Account Type—Check One Box Only

Non Qualified Registration Types		Qualified Registration Types

☐ Individual (If TOD, attach application)	☐ UGMA: State of	☐ Traditional (Individual) IRA	☐ SEP IRA

☐ Joint Tenant* (If TOD, attach application)	☐ UTMA: State of	☐ Simple IRA	☐ ROTH IRA

☐ Tenants in Common*	☐ Corporation**	☐ Beneficial IRA

☐ Community Property*	☐ S-Corp ☐ C-Corp	as Beneficiary for:

(Will default toS-Corp if nothing is marked)

☐ Trust**	☐ Partnership**	☐ Profit Sharing Plan**	☐ Pension Plan**

☐ Non-Profit Organization**	☐ Other (Specify)	☐ KEOGH Plan**

*	All parties must sign.
**	Please attach pages of trust/plan document (or corporate resolution) which lists the names of trust/plan, trustees, signatures and date. The Certification of Investment Powers for Trust Accounts form may be completed in lieu of providing trust documents.

3. Investor Information—SSN or TIN Required

Investor #1 Name:	SSN/Tax ID:	DOB:

Investor #2 Name:	SSN/Tax ID:	DOB:

Street Address:

City:	State:	Zip Code:

Optional Mailing Address:

City:	State:	Zip Code:

Phone (day):	Phone (evening):

E-mail:

☐ US Citizen	☐ US Citizen residing outside the US
☐ Foreign citizen, country:	☐ Check here if you are subject to backup withholding

4. Investment Title—SSN or TIN Required

Please print names in which shares of common stock are to be registered. Include trust name if applicable. If IRA or qualified plan, include both custodian and investor names and Tax ID Numbers. If same as above, write “Same.”

Title Line 1:

Title Line 2:

Primary SSN/TIN:	Secondary SSN/TIN:

The Sierra Income Corporation name and logo are registered trademarks being used under license.		Over Please

5. Custodian/ Trustee Information

>	Make checks payable to the custodian and send ALL paperwork directly to the custodian.

Trustee Name:
Trustee Address 1:
Trustee Address 2:
Trustee City:	State:	Zip Code:
Trustee Telephone Number:	Trustee Tax Identification Number:
Investor’s Account Number with Trustee:

Important Note About Proxy Voting: By signing this subscription agreement, Custodian/Trustee authorizes the investor to vote the number of shares of common stock of Sierra Income Corporation that are beneficially owned by the investor as reflected on the records of Sierra Income Corporation as of the applicable record date at any meeting of the stockholders of Sierra Income Corporation. This authorization shall remain in place until revoked in writing by Custodian/Trustee. Sierra Income Corporation is hereby authorized to notify the investor of his or her right to vote consistent with this authorization.

6. Distribution Information (Choose one of the following options)

(If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian’s approval.)

If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus, you will promptly provide written notification to: Sierra Income Corporation, c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105.

% of Distribution
☐ I prefer to participate in the Distribution Reinvestment Plan, as described in the Prospectus.
☐ Send distributions via check to investor’s home address (or for Qualified Plans to the address listed in Section 5)
☐ Send distributions via check to the alternate payee listed here (not available for Qualified Plans without custodial approval)

Name:
Address:
City:	State:	Zip Code:
Account Number:

☐  Direct Deposit (Attach Voided Check) I authorize Sierra Income Corporation or its agent to deposit my distributions in the checking or savings account identified below. This authority will remain in force until I notify Sierra Income Corporation in writing to cancel it. In the event that Sierra Income Corporation deposits funds erroneously into my account, Sierra Income Corporation is authorized to debit my account for an amount not to exceed the amount of the erroneous deposit.

Financial Institution Name:	% of Distribution	☐ Checking
ABA/ Routing Number:	Account Number:	☐ Savings

7. Broker—Dealer and Registered Representative Information

Broker-Dealer Name:

Representative Name:		Rep Number:

Representative’s Firm Name:		Branch ID:

Representative’s Address:

Representative’s City:	State:	Zip Code:

Representative’s Phone:	Representative’s Fax Number:

Representative’s E-mail Address:

This Subscription was made as follows:

☐ Through a participating Broker-Dealer	☐ Shares are being purchased net of commissions

☐ Through a participating RIA* unaffiliated with a participating Broker-Dealer

*	A participating RIA is a RIA who has entered into a Placement Agreement

Based on the information I obtained from the subscriber regarding the subscriber’s financial situation and investment objectives, I hereby certify to Sierra Income Corporation that I have reasonable grounds for believing that the purchase of the Shares by the Subscriber is a suitable and appropriate investment for this Subscriber.

Signature of Financial Representative:	Date:

(If required by Broker-Dealer)

Branch Manager Signature:	Date:

8. Electronic Delivery (Optional)

Instead of receiving paper copies of this Prospectus, our Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from Sierra Income Corporation. If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing below, I acknowledge and agree that I will not receive paper copies of any stockholder communications unless (i) I notify Sierra Income Corporation that I am revoking this election with respect to all stockholder communications or (ii) I specifically request that Sierra Income Corporation send a paper copy of a particular stockholder communications to me. Sierra Income Corporation has advised me that I have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. I also understand that I have the right to request a paper copy of any stockholder communication.

By electing electronic delivery, I understand that I may incur certain costs associated with spending time online and downloading and printing stockholder communications and I may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair my timely receipt of or access to stockholder communications.

Electronic Delivery Acknowledgement Only	›	Signature of Investor:	Date:

		Signature of Joint Investor:	Date:

E-mail: (If blank—email from Section 3 will be used)

9. Subscriber Signatures

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner Co-Owner	1. I have received the final Prospectus of Sierra Income Corporation at least five business days before signing the Subscription Agreement.

Owner Co-Owner

2.      I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.” I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner	3. I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner	4. I am purchasing the shares for the account referenced in Section 4.

Owner Co-Owner

5.      I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner

6.      Alabama: In addition to the suitability standards noted above, the Alabama Securities Commission requires that this investment will only be sold to Alabama residents who represent that they have a liquid net worth of at least 10 times their investment in this program and other similar programs.

Owner Co-Owner

7.      Iowa: In addition to the suitability standards noted above, an Iowa investor’s total investment in us shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner

8.      Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner

9.      Kentucky: In addition to the suitability standards noted above, a Kentucky investor must have (i) either gross annual income of at least $85,000 and a minimum net worth of $85,000 (as defined in the NASAA Omnibus Guidelines), or (ii) a minimum net worth alone of $300,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth in these securities.

Owner Co-Owner

10.    Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Over Please

9. Subscriber Signatures, Continued

Owner Co-Owner

11.    Massachusetts: In addition to the suitability standards noted above, the Massachusetts Securities Division recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner

12.    Nebraska: In addition to the suitability standards noted above, a Nebraska investor must have either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000. In addition, a Nebraska investor may not invest more than 10% of his or her net worth in this offering.

Owner Co-Owner

13.    New Jersey: In addition to the suitability standards noted above, the New Jersey Bureau of Securities recommends than an investor’s aggregate investment in this offering and similar direct participation program investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.”

Owner Co-Owner

14.    New Mexico: In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner

15.    North Dakota: In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

Owner Co-Owner

16.    Oklahoma: In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in the Company to 10% of his or her net worth (excluding home, furnishings, and automobiles.)

Owner Co-Owner

17.    Oregon: In addition to the suitability standards noted above, an Oregon investor must limit is or her investment in the Company to 10% of his or her net worth (excluding home, furnishings, and automobiles).

Owner Co-Owner

18.    Texas: In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, SIERRA INCOME CORPORATION WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

By signing below, you also acknowledge that you should not expect to be able to sell your shares of our common stock regardless of how we perform. If you are able to sell your shares, you will likely receive less than your purchase price. We do not intend to list our shares on any securities exchange for the foreseeable future, and we do not expect a secondary market in the shares to develop. We intend to implement a share repurchase program, but only a limited number of shares will be eligible for repurchase by us. Accordingly, you should consider that you may not have access to the money you invest for an indefinite period of time until we complete a liquidity event. Although we may complete a liquidity within seven years after we stop offering shares, there is no assurance that we will complete a liquidity event at all. As a result of the foregoing, an investment in our shares is not suitable if you require short-term liquidity.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, and (iii) I am a U.S. person.

Signature of Investor:	Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian:	Date:

PLEASE NOTE: Only original, completed copies of the Subscription Agreement can be accepted. We cannot accept photocopied or otherwise duplicated Subscription Agreements.

The Subscription Agreement, together with a check made payable to “UMB Bank, N.A., as Agent for Sierra Income Corporation” for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

Regular Mail	Overnight Mail	Payments may be wired to:
Investment Processing Department	Investment Processing Department	UMB Bank, N.A., as Agent for
c/o DST Systems, Inc.	c/o DST Systems, Inc.	Sierra Income Corporation
P.O. Box 219731	430 W. 7th Street	1010 Grand Boulevard, 4th Floor
Kansas City, MO 64121-9731	Kansas City, MO 64105	Kansas City, MO 64106
Toll Free: 877.907.1148	Toll Free: 877.907.1148	ABA #: 101000695
Account #: 9871976289
FAO: (Include Account Title)

7/12	SI0017-B

Investor Instructions

Please follow these instructions carefully. Failure to do so could result in the rejection of your subscription.

1. Investment

PLEASE NOTE: Money orders, traveler’s checks, starter checks, foreign checks, counter checks, third-party checks or cash will not be accepted. A minimum initial investment of $2,000 is required, except in New York and Tennessee, where the minimum investment is $2,500. In no event shall any investment be less than $100.

2. Account Type—Check One Box Only

Please check the appropriate box to indicate the account type of the subscription.

3. Investor Information—SSN or TIN Required

You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner.

Enter the name(s), mailing address and telephone numbers of the registered owner of the investment. Partnerships, corporations and other organizations should include the name of an individual to whom correspondence should be addressed. Non-resident aliens must also supply IRS form W-8BEN.

All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9 and/or 10, you are certifying that this number is correct.

4. Investment Title—SSN or TIN Required

All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9 and/or 10, you are certifying that this number is correct.

Please print the exact name(s) in which shares are to be registered. Include the trust/entity name, if applicable. If the account is Qualified, include the names and taxpayer identification numbers of the investor and the custodian or trustee.

5. Custodian/ Trustee Information

Make checks payable to the custodian and send ALL paperwork directly to the custodian.

If you wish to purchase shares through an IRA, and need an IRA account, State Street Bank has agreed to serve as IRA custodian for such purpose. Carter Validus Mission Critical REIT, Inc. and/or Sierra Income Corporation will pay the first-year annual IRA maintenance fees of such accounts with State Street Bank. Thereafter, investors will be responsible for the annual IRA maintenance fees. Further information about custodial services is available through your broker or our dealer manager.

Complete this section if the registered owner of the investment will be a Custodian Plan or Trust.

6. Distribution Information (Choose one or more of the following options)

PLEASE NOTE: If you elect to participate in the Distribution Reinvestment Plan of Carter Validus Mission Critical REIT, Inc. and/or Sierra Income Corporation, you must agree that if at any time you cannot make the investor representations or warranties set forth in the Prospectus or the Subscription Agreement relating to such investment, you must promptly notify the Investment Processing Department for Carter Validus Mission Critical REIT, Inc. and/or Sierra Income Corporation in writing of that fact.

Complete this section to enroll in the Distribution Reinvestment Plan of Carter Validus Mission Critical REIT, Inc. and/or Sierra Income Corporation, to elect to receive distributions by direct deposit and/or to elect to receive distributions by check. If you elect direct deposit, you must attach a voided check with this completed Subscription Agreement. You can choose to have all or a portion of your distributions reinvested through the Distribution Reinvestment Plan. You must indicate the percentage of our distribution to be applied to each option selected and the sum of the allocations must equal 100%. (If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian’s approval.)

7. Broker—Dealer and Registered Representative Information

PLEASE NOTE: The Broker-Dealer or Registered Investment Advisor must complete and sign this section of the Subscription Agreement. All Fields are Mandatory.

Required Representations: By signing Section 7, the registered representative of the Broker-Dealer or Registered Investment Advisor confirms on behalf of the Broker-Dealer that he or she:

•	has reasonable grounds to believe the information and representations concerning the investor identified herein are true, correct, and complete in all respects;

•	has discussed the investor’s prospective purchase of shares with such investor;

•

has advised such investor of all pertinent facts with regard to the lack of liquidity and marketability of the shares and other fundamental risks related to the investment in the shares, the restrictions on transfer of the shares and the risk that the investor could lose his or her entire investment in the shares;

•	has delivered to the investor the Prospectus required to be delivered in connection with this subscription;

•	has reasonable grounds to believe the investor is purchasing these shares for the account referenced in Section 4, and

•

has reasonable grounds to believe the purchase of shares is a suitable investment for such investor, and such investor meets the suitability standards applicable to the investor set forth in the Prospectus and such investor is in a financial position to enable the investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto.

In addition, the registered representative of the Broker-Dealer or Registered Investment Advisor represents that he or she and the Broker-Dealer, (i) are duly licensed and may lawfully offer and sell the shares in the state where the investment was made and in the state designated as the investor’s legal residence in Section 3; and (ii) agree to maintain records of the information used to determine that an investment in shares is suitable and appropriate for the investor for a period of six years.

8. Electronic Delivery (Optional)

Instead of receiving paper copies of the applicable Prospectus, Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from Carter Validus Mission Critical REIT, Inc. and/or Sierra Income Corporation. If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing the Subscription Agreement in section 8, you acknowledge and agree that you will not receive paper copies of any stockholder communications unless (i) you notify Carter Validus Mission Critical REIT, Inc. and/or Sierra Income Corporation that you are revoking this election with respect to all stockholder communications or (ii) you specifically request that Carter Validus Mission Critical REIT, Inc. and/or Sierra Income Corporation send a paper copy of a particular stockholder communications to you. Carter Validus Mission Critical REIT, Inc. and/or Sierra Income Corporation has advised you that you have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. You also understand that you have the right to request a paper copy of any stockholder communication. By electing electronic delivery, you understand that you may incur certain costs associated with spending time online and downloading and printing stockholder communications and you may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair your timely receipt of or access to stockholder communications.

9. Subscriber Signatures for Carter Validus Mission Critical REIT, Inc.

Please separately initial each of the representations in paragraph (1) through (5). If an Alabama or New Jersey resident you must also initial paragraph (6), if a California resident you must also initial paragraph (7), if a Kansas or Massachusetts resident you must also initial paragraph (8), if a Kentucky, Michigan or Pennsylvania resident you must also initial paragraph (9), if an Iowa, Maine, North Dakota, Ohio or Oregon resident you must also initial paragraph (10) and if a Nebraska resident you must also initial paragraph (11). Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

Please refer to the Carter Validus Mission Critical REIT, Inc. Prospectus under “Suitability Standards” to verify that you meet the minimum suitability standards imposed by the state of your primary residence.

By signing this Subscription Agreement, you agree to provide the information in Section 9 and/or 10 of the agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

10. Subscriber Signatures for Sierra Income Corporation

Please separately initial each of the representations in paragraph (1) through (5). If an Iowa resident you must also initial paragraph (6), if a Kansas resident you must also initial paragraph (7), if a Kentucky resident you must also initial paragraph (8), if a Maine resident you must also initial paragraph (9), if a Massachusetts resident you must also initial paragraph (10), if a Nebraska resident you must also initial paragraph (11), if a New Jersey resident you must also initial paragraph (12), if a New Mexico resident you must also initial paragraph (13), if a North Dakota resident you must also initial paragraph (14), if an Oklahoma resident you must also initial paragraph (15), if an Oregon resident you must also initial paragraph (16) and if a Texas resident you must also initial paragraph (17). Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

Please refer to the Prospectus under “Suitability Standards” to verify that you meet the minimum suitability standards imposed by the state of your primary residence.

By signing this Subscription Agreement, you agree to provide the information in Section 9 of the agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

MAILING INSTRUCTIONS

PLEASE NOTE: Only original, completed copies of the Subscription Agreement can be accepted. We cannot accept photocopied or otherwise duplicated Subscription Agreements.

The Subscription Agreement, together with any payments being made by check, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

Regular Mail	Overnight Mail
Investment Processing Department	Investment Processing Department
c/o DST Systems, Inc.	c/o DST Systems, Inc.
P.O. Box 219731	430 W. 7th Street
Kansas City, MO 64121-9731	Kansas City, MO 64105
Toll Free: 888.292.3178	Toll Free: 888.292.3178

PAYMENT INSTRUCTIONS

CVMC REIT, Inc. Investors: The portion of your purchase that is for Carter Validus Mission Critical REIT, Inc., can be included as a check made payable to “Carter Validus Mission Critical REIT, Inc.” or wired to:

UMB Bank, N.A.

1010 Grand Boulevard, 4th Floor

Kansas City, MO 64106

ABA #: 101000695

Account #: 9871916944

FAO: (Include Account Title)

Sierra Income Corporation Investors: Until Sierra Income Corporation has raised the minimum offering amount of $2,000,000 in its offering from persons not affiliated with Sierra Income Corporation or its advisor, the portion of your purchase that is for the Sierra Income Corporation, can be included as a check made payable to “UMB Bank, N.A., as Escrow Agent for Sierra Income Corporation or wired to:

UMB Bank, N.A., as Escrow Agent for

Sierra Income Corporation

1010 Grand Boulevard, 4th Floor

Kansas City, MO 64106

ABA #: 101000695

Account #: 9871976289

FAO: (Include Account Title)

6/12	SC0045-B

Subscription Agreement

This subscription agreement is not valid for use in AL, AR or TN.

1. Investment

Amount of Subscription:	State of Sale:
Minimum Initial Investment is $2,000 ($2,500—NewYork) Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.		Investment Amount

Payment will be made with:	Carter Validus Mission Critical REIT, Inc.
(CVMC REIT, Inc.)

☐ Enclosed Checks

☐ Funds Wired	Sierra Income Corporation

☐ Funds to Follow	(SIC)

2. Account Type—Check One Box Only

Non-Qualified Registration Types		Qualified Registration Types

☐ Individual (If TOD, attach application)	☐ UGMA: State of	☐ Traditional (Individual) IRA	☐ SEP IRA

☐ Joint Tenant* (If TOD, attach application)	☐ UTMA: State of	☐ Simple IRA	☐ ROTH IRA

☐ Tenants in Common*	☐ Corporation**	☐ Beneficial IRA

☐ Community Property*	☐ S-Corp ☐ C-Corp	as Beneficiary for:

(Will default to S-Corp if nothing is marked)

☐ Trust**	☐ Partnership**	☐ Profit Sharing Plan**	☐ Pension Plan**

☐ Non-Profit Organization**	☐ Other (Specify)	☐ KEOGH Plan**

*	All parties must sign.
**	Please attach pages of trust/plan document (or corporate resolution) which lists the names of trust/plan, trustees, signatures and date. The Certification of Investment Powers for Trust Accounts form may be completed in lieu of providing trust documents.

3. Investor Information—SSN or TIN Required

Investor #1 Name:	SSN/Tax ID:	DOB:

Investor #2 Name:	SSN/Tax ID:	DOB:

Street Address:

City:	State:	Zip Code:

Optional Mailing Address:

City:	State:	Zip Code:

Phone (day):	Phone (evening):

E-mail:

☐ US Citizen	☐ US Citizen residing outside the US

☐ Foreign citizen, country:	☐ Check here if you are subject to backup withholding

4. Investment Title—SSN or TIN Required

Please print names in which shares of common stock are to be registered. Include trust name if applicable. If IRA or qualified plan, include both custodian and investor names and Tax ID Numbers. If same as above, write “Same.”

Title Line 1:
Title Line 2:
Primary SSN/TIN:	Secondary SSN/TIN:

5. Custodian/ Trustee Information

>	Make checks payable to the custodian and send ALL paperwork directly to the custodian.

Trustee Name:
Trustee Address 1:
Trustee Address 2:
Trustee City:	State:	Zip Code:
Trustee Telephone Number:	Trustee Tax Identification Number:
Investor’s Account Number with Trustee:

Important Note About Proxy Voting: By signing this subscription agreement, Custodian/Trustee authorizes the investor to vote the number of shares of common stock of CVMC REIT, Inc. and/or SIC that are beneficially owned by the investor as reflected on the records of CVMC REIT, Inc. and/or SIC as of the applicable record date at any meeting of the stockholders of CVMC REIT and/or SIC. This authorization shall remain in place until revoked in writing by Custodian/Trustee. CVMC REIT, Inc. and/or SIC is hereby authorized to notify the investor of his or her right to vote consistent with this authorization.

6. Distribution Information (Choose one or more of the following options)

If you select more than one option you must indicate the percentage of your distribution to be applied to each option and the sum of the allocations must equal 100%.

If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian’s approval.

If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus for CVMC REIT, Inc. and/or SIC, as applicable, you will promptly provide written notification to: CVMC REIT, Inc. and/or SIC (as applicable) , c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105.

% of Distribution
☐ I prefer to participate in the Distribution Reinvestment Plan, as described in the applicable Prospectus for CVMC REIT, Inc. and/or SIC

☐ Send distributions via check to investor’s home address (or for Qualified Plans to the address listed in Section 5)

☐ Send distributions via check to the alternate payee listed here (not available for Qualified Plans without custodial approval)

Name:
Address:
City:	State:	Zip Code:
Account Number:

☐ Direct Deposit (Attach Voided Check) I authorize CVMC REIT, Inc. and/or SIC or its agent to deposit my distributions in the checking or savings account identified below. This authority will remain in force until I notify CVMC REIT, Inc. and/or SIC in writing to cancel it. In the event that CVMC REIT, Inc. and/or SIC deposits funds erroneously into my account, CVMC REIT, Inc. and/or SIC is authorized to debit my account for an amount not to exceed the amount of the erroneous deposit.

Financial Institution Name:		% of Distribution	☐ Checking
ABA/ Routing Number:	Account Number:		☐ Savings

7. Broker—Dealer and Registered Representative Information

Broker-Dealer Name:
Representative Name:		Rep Number:
Representative’s Firm Name:		Branch ID:
Representative’s Address:
Representative’s City:	State:	Zip Code:
Representative’s Phone:	Representative’s Fax Number:
Representative’s E-mail Address:

This Subscription was made as follows:
☐ Through a participating Broker-Dealer	☐ Shares are being purchased net of commissions
☐ Through a participating RIA* unaffiliated with a participating Broker-Dealer

*	A participating RIA is a RIA who has entered into a Placement Agreement

Based on the information I obtained from the subscriber regarding the subscriber’s financial situation and investment objectives, I hereby certify to CVMC REIT, Inc. and/or SIC that I have reasonable grounds for believing that the purchase of the shares by the Subscriber is a suitable and appropriate investment for this Subscriber.

Signature of Financial Representative:	Date:

(If required by Broker-Dealer)
Branch Manager Signature:	Date:

8. Electronic Delivery (Optional)

Instead of receiving paper copies of the Prospectus for CVMC REIT, Inc. and/or SIC, and Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from CVMC REIT, Inc. and/or SIC. If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing below, I acknowledge and agree that I will not receive paper copies of any stockholder communications unless (i) I notify CVMC REIT, Inc. and/ or SIC that I am revoking this election with respect to all stockholder communications or (ii) I specifically request that CVMC REIT, Inc. and/or SIC send a paper copy of a particular stockholder communications to me. CVMC REIT, Inc. and/or SIC, Inc. has advised me that I have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. I also understand that I have the right to request a paper copy of any stockholder communication.

By electing electronic delivery, I understand that I may incur certain costs associated with spending time online and downloading and printing stockholder communications and I may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair my timely receipt of or access to stockholder communications.

Electronic Delivery Acknowledgement Only	›	Signature of Investor:	Date:
		Signature of Joint Investor:	Date:
E-mail: (If blank—email from Section 3 will be used)

9. Subscriber Signatures for CVMC REIT, Inc.

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner Co-Owner	1. I (we) have received the final Prospectus of CVMC REIT, Inc. at least five business days before signing the Subscription Agreement.

Owner Co-Owner

2.      I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under “Suitability Standards.” I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co-Owner	3. I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner	4. I (we) am/are purchasing the shares for the account referenced in Section 4.

Owner Co-Owner

5.      I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner	6. For residents of New Jersey only: My (our) liquid worth is at least 10 times my (our) investment in this or similar programs.

Owner Co-Owner

7.      For residents of California only: I (we) either: (i) have a net worth (excluding home, home furnishings and automobiles) of at least $100,000 and had during the last year or estimate that I (we) will have in the current year gross income of at least $75,000; or (ii) have a net worth of at least $250,000. In addition, my (our) investment does not exceed ten percent (10%) of my (our) net worth; provided, however, that such suitability standards shall not be applicable to an individual (or a husband and wife) who, including the proposed purchase, has not purchased more than $2,500 worth of securities issued or proposed to be issued by us within the 12 months preceding the proposed sale.

Owner Co-Owner

8.      If I (we) am/are a Kansas or Massachusetts Investor: I (we) acknowledge that the Office of the Kansas Securities Commissioner and the Massachusetts Securities Division recommend that investors limit their aggregate investment in shares of CVMC REIT, Inc. and other similar direct participation investments to not more than 10% of their liquid net worth. For purposes of this recommendation for Kansas investors, liquid net worth is defined as that portion of net worth that is comprised of cash, cash equivalents and readily marketable securities.

9. Subscriber Signatures for CVMC REIT, Inc., continued

Owner Co- Owner	9. For residents of Kentucky, Michigan, Pennsylvania and Tennessee only: My (our) liquid net worth is at least 10 times my (our) maximum investment in CVMC REIT, Inc.

Owner Co- Owner	10. For residents of Iowa, Maine, North Dakota, Ohio and Oregon only: My (our) investment in CVMC REIT, Inc. and all affiliates of CVMC REIT, Inc. does not exceed 10% of my (our) liquid net worth.

Owner Co- Owner

11.    For residents of Nebraska only: I (we) either: (i) have a minimum net worth (excluding home, home furnishings and automobiles) of at least $100,000 and an annual income of $70,000, or (ii) have a minimum net worth (excluding home, home furnishings and automobiles) of at least $350,000. In addition, my (our) investment does not exceed ten percent of my (our) net worth (excluding home, home furnishings and automobiles).

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, CVMC REIT, INC. WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, and (iii) I am a U.S. person.

Signature of Investor:	Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian:	Date:

10. Subscriber Signatures for Sierra Income Corporation

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

Owner Co- Owner	1. I have received the final Prospectus of Sierra Income Corporation at least five business days before signing the Subscription Agreement.

Owner Co- Owner

2.      I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.” I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

Owner Co- Owner	3. I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

Owner Co-Owner	4. I am purchasing the shares for the account referenced in Section 4.

Owner Co-Owner

5.      I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

Owner Co-Owner

6.      Iowa: In addition to the suitability standards noted above, an Iowa investor’s total investment in us shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor’s net worth that consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner

7.      Kansas: In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner

8.      Kentucky: In addition to the suitability standards noted above, a Kentucky investor must have (i) either gross annual income of at least $85,000 and a minimum net worth of $85,000 (as defined in the NASAA Omnibus Guidelines), or (ii) a minimum net worth alone of $300,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth in these securities.

10. Subscriber Signatures for Sierra Income Corporation, continued

Owner Co-Owner

9.      Maine: In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner

10.    Massachusetts: In addition to the suitability standards noted above, the Massachusetts Securities Division recommends that an investor’s aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

Owner Co-Owner

11.    Nebraska: In addition to the suitability standards noted above, a Nebraska investor must have either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000. In addition, a Nebraska investor may not invest more than 10% of his or her net worth in this offering.

Owner Co-Owner

12.    New Jersey: In addition to the suitability standards noted above, the New Jersey Bureau of Securities recommends than an investor’s aggregate investment in this offering and similar direct participation program investments not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.”

Owner Co-Owner

13.    New Mexico: In addition to the suitability standards noted above, a New Mexico resident’s investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Owner Co-Owner

14.    North Dakota: In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

Owner Co-Owner

15.    Oklahoma: In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in the Company to 10% of his or her net worth (excluding home, furnishings, and automobiles.)

Owner Co-Owner

16.    Oregon: In addition to the suitability standards noted above, an Oregon investor must limit is or her investment in the Company to 10% of his or her net worth (excluding home, furnishings, and automobiles).

Owner Co-Owner

17.    Texas: In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, “net worth” does not include the value of one’s home, home furnishings or automobiles.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER’S SUBSCRIPTION IS ACCEPTED, SIERRA INCOME CORPORATION WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, and (iii) I am a U.S. person.

Signature of Investor:	Date:

Signature of Joint Investor or for Qualified Plans, of Trustee/Custodian:	Date:

MAILING INSTRUCTIONS

PLEASE NOTE: Only original, completed copies of the Subscription Agreement can be accepted. We cannot accept photocopied or otherwise duplicated Subscription Agreements.

The Subscription Agreement, together with any payments being made by check, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

Regular Mail

Investment Processing Department

c/o DST Systems, Inc.

P.O. Box 219731

Kansas City, MO 64121-9731

Toll Free: 888.292.3178

PAYMENT INSTRUCTIONS

CVMC REIT, Inc. Investors: The portion of your purchase that is for Carter Validus Mission Critical REIT, Inc., can be included as a check made payable to “Carter Validus Mission Critical REIT, Inc.” or wired to:

UMB Bank, N.A.

1010 Grand Boulevard, 4th Floor

Kansas City, MO 64106

ABA #: 101000695

Account #: 9871916944

FAO: (Include Account Title)

Sierra Income Corporation Investors: Until Sierra Income Corporation has raised the minimum offering amount of $2,000,000 in its offering from persons not affiliated with Sierra Income Corporation or its advisor, the portion of your purchase that is for the Sierra Income Corporation, can be included as a check made payable to “UMB Bank, N.A., as Escrow Agent for SIC or wired to:

UMB Bank, N.A., as Escrow Agent for

Sierra Income Corporation

1010 Grand Boulevard, 4th Floor

Kansas City, MO 64106

ABA #: 101000695

Account #: 9871976289

FAO: (Include Account Title)

6/12	SC0044-B